2. Summary of Significant Accounting Policies: Deferred Revenue (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Deferred Revenue

Deferred Revenue

Deferred revenues are derived from the unearned portion of advertising subscriptions.  Advertising revenue is generated primarily from annual subscription transactions.  Revenue is earned ratably over the expired portion of the subscription term.  The unearned portion is deferred until earned through the passage of time based on the subscription term.